Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Shipping expense	$ 3,000,000	$ 2,900,000	$ 3,100,000
Oncology practice combined represented revenue	10.10%	15.80%	14.90%
Revenue of all other clients individually	Less than 5%
Minimum cost of purchases under Property and equipment	1,000
Property and equipment, life	1 year
Impairment loss	0	0	0
Largest amount of tax benefit	Greater than 50%
Provision for interest or penalties related to uncertain tax positions	$ 0	$ 0	$ 0
Dividend yield (%)	0.00%	0.00%	0.00%
Net Revenues [Member]
Schedule Of Significant Accounting Policies [Line Items]
Percentage of revenue derived from	100.00%
Net Revenues [Member] | Florida [Member]
Schedule Of Significant Accounting Policies [Line Items]
Percentage of revenue derived from	25.80%	30.60%	33.60%